Long-term Debt (Narrative) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-term Debt [Abstract]
Long-term debt outstanding	$ 13,467	$ 13,581	$ 40,305
Long-Term Debt, Aggregate Principal Amounts Due, 2017		1,229
Long-Term Debt, Aggregate Principal Amounts Due, 2018		223
Long-Term Debt, Aggregate Principal Amounts Due, 2019		10,235
Long-Term Debt, Aggregate Principal Amounts Due, 2020		246
Long-Term Debt, Aggregate Principal Amounts Due, 2021		258
Long-Term Debt, Aggregate Principal Amounts Due, Thereafter		$ 1,390